5. GROUP STRUCTURE (Details 5) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non Current
Total non current assets	$ 156,474	$ 139,467
Borrowings	69,189	54,816
Total non current liabities	101,546	91,250
Current
Cash and cash equivalents	9,097	1,179	$ 2,613	$ 1,282
Total current assets	57,361	55,331
Borrowings	12,901	8,623
Total current liabilities	44,606	44,236
Total equity	67,683	74,270	$ 60,646	$ 45,666
Non-controlling interest	16,160	17,792
Edenor
Non Current
Total non current assets	63,284	57,134
Borrowings	7,192	6,189
Other non current liabilities	17,853	18,381
Total non current liabities	25,045	24,570
Current
Cash and cash equivalents	28	122
Other current assets	13,680	13,626
Total current assets	13,708	13,748
Borrowings	1,077	105
Other current liabilities	19,901	18,413
Total current liabilities	20,978	18,518
Total equity	30,969	27,794
Non-controlling interest	$ 14,938	$ 13,470